Non-current Assets Held For Sale - Prisma Medios De Pago Sa	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Non-current Assets Held For Sale - Prisma Medios De Pago Sa
21.	NON-CURRENT ASSETS HELD FOR SALE – PRISMA MEDIOS DE PAGO SA
As of December 31, 2018, the Bank maintained recorded its investment in Prisma Medios de Pago SA (“Prisma”), under non-current assets held for sale, due to the obligation to transfer all its shares within the scope of the Divestment obligation undertaken with the Argentine Antitrust Commission. Therefore, the investment was valued according to IFRS 5
“Non-current
assets held for sale and discontinued operations”, at the lowest of its carrying amount and the best estimation of the fair value less costs until its sale. As of December 31, 2018 the investment amount, included in this item, amounted to 206,088.

On January 21, 2019, the Bank, together with the other shareholders, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps.1 each and entitled to one vote, representing 4.6775 % of its share capital, equivalent to 51% of the Bank’s capital stock in such company.
On February 1, 2019, the Bank completed the transfer of such shares for a total purchase price of (in thousands) USD 64,542 out of which the Bank received on the date hereof (in thousands) USD 38,311 and the payment of the balance for an amount of (in thousands) USD 26,231 shall be deferred for 5 years as follows: (i) 30% of such amount in Pesos adjusted by Unit of Purchasing Power (UVA, for its acronym in Spanish) at a 15% nominal annual rate; and (ii) 70% in US Dollars at a 10% nominal annual rate. The purchase price is guaranteed by the issuance of notes in favor of the Bank and pledges of the transferred shares.
During July 2019, the process to determine the final selling price of the shares of Prisma Medios de Pago SA was completed and the final price was (in thousands) USD 63,456. The difference arising from a final price lower than the estimated price was deducted from the price balance, therefore there was no need for the Bank to return any amounts received. All other payment conditions were not modified and remain in full force and effect under the terms described in this note. The amounts receivable, in pesos and US dollars, are recorded in the item “Other financial assets” (see note 18).
The remaining holding of the Bank in Prisma Medios de Pago SA (equivalent to 49%), is recorded in “Equity instruments at fair value through profit or loss” determined from valuations performed by independent experts.
In addition, sellers retained the usufruct (dividends) of the shares sold to be reported by Prisma for the year ended December 31, 2018, which were collected on April 26, 2019, and have the possibility to execute a put for the non-sold
shares of this transaction (49%) and the buyer has the obligation to buy them, on an specific term established on the agreement, according with specifics clauses. Besides, the proportion applicable to the buyer of the dividends to be reported for the following fiscal years –with the buyer’s commitment to voting in favor of the distribution of certain minimum percentages– will be used to create a guarantee trust to repay the deferred price amount through the concession by the buyer and Prisma of a usufruct over the economic rights of the shares in favor of such trust.
The put option above mentioned, is recorded in “Derivatives financial instruments” and measured by valuations performed by independent experts.